Deferred income tax - Components of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets and liabilities
Deferred tax assets, gross	€ 357	€ 445	€ 397
Available for offset	(173)	(186)
Deferred tax assets	184	259
Deferred tax liabilities, gross	(659)	(880)	€ (670)
Available for offset	173	186
Deferred tax liabilities	(486)	(694)
Tax losses
Deferred income tax assets and liabilities
Deferred tax assets, gross	28	32
Employee benefit obligations
Deferred income tax assets and liabilities
Deferred tax assets, gross	156	172
Depreciation timing differences
Deferred income tax assets and liabilities
Deferred tax assets, gross	75	82
Provisions
Deferred income tax assets and liabilities
Deferred tax assets, gross	58	94
Other
Deferred income tax assets and liabilities
Deferred tax assets, gross	40	65
Deferred tax liabilities, gross	(22)	(39)
Intangible assets
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	(329)	(482)
Accelerated depreciation and other fair value adjustments
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	€ (308)	€ (359)